SHARE-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Summary of Share-Based Compensation Expense (Recovery)
The following tables provide a summary of the Company’s share-based compensation expense (recovery) for the years ended December 31, 2017 and December 31, 2016:

($000s)	2017	2016
Share options expense	$1,074	$2,565
Deferred share units expense (recovery)	(583)	834
Restricted awards expense (recovery)	178	241
Performance awards expense (recovery)	(137)	144
Share-based compensation expense included in general and administrative expense	$532	$3,784
Share-based compensation expense included in operating expense	$167	$152
Total share-based compensation expense	$699	$3,936
The following tables provide a summary of the Company’s share options expense for the years ended December 31, 2017 and December 31, 2016:

($000s)	2017	2016
Share options expense	$1,074	$2,565
Share options expense capitalized	600	1,147
Gross share option expense	$1,674	$3,712

Summary of Company's Share-Based Compensation Liability Balances
The following table provides a summary of the Company’s share-based compensation liability balances within accounts payable and accrued liabilities:

($000s)	Deferred Share Units	Restricted Awards	Performance Awards	Total
Liability balance, December 31, 2017	$1,212	$754	$457	$2,423
Liability balance, December 31, 2016	$2,360	$1,038	$751	$4,149

Disclosure of Share Options Weighted Average Assumptions Used
The weighted average fair market value of share options granted during the years ended December 31, 2017 and 2016, and the weighted average assumptions used in their determination are as noted below:

	2017	2016
Inputs:
Share price	$4.27	$5.10
Exercise price	$4.55	$5.10
Risk free interest rate (%)	0.9	0.6
Option life (years)	2.8	2.8
Option volatility (%)	71	73
Results:
Weighted average fair value of each share option granted	$1.87	$2.35

Disclosure of Share Options Continuity
The following tables summarize information regarding Bellatrix’s Share Option Plan:

Share Options Continuity
	Weighted Average Exercise Price	Number
Balance, December 31, 2015	$28.45	2,569,273
Granted	$5.10	581,820
Forfeited	$30.43	(287,735)
Expired	$26.03	(290,334)
Balance, December 31, 2016	$23.22	2,573,024
Granted	$4.55	185,000
Forfeited	$35.10	(877,956)
Expired	$17.12	(257,936)
Balance, December 31, 2017	$15.62	1,622,132

DSU Continuity
Number
Balance, December 31, 2015	202,927
Granted	184,823
Exercised	(10,083)
Balance, December 31, 2016	377,667
Granted	260,381
Exercised	(120,150)
Balance, December 31, 2017	517,898

RA Continuity
Number of RAs
Balance, December 31, 2015	318,762
Granted	284,771
Exercised	(113,457)
Forfeited	(63,681)
Balance, December 31, 2016	426,395
Granted	652,740
Exercised	(175,833)
Forfeited	(79,815)
Balance, December 31, 2017	823,487

PA Continuity
Number of PAs
Balance, December 31, 2015	249,240
Granted	145,085
Exercised	(70,430)
Forfeited	(20,560)
Balance, December 31, 2016	303,335
Granted	370,000
Exercised	(61,920)
Forfeited	(38,360)
Balance, December 31, 2017	573,055

Disclosure of Range of Exercise Prices of Outstanding Share Options
Share Options Outstanding, December 31, 2017

			Outstanding			Exercisable
Exercise Price			At December 31, 2017	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	At December 31, 2017	Weighted Average Exercise Price
$3.85	-	$4.47	125,000	$3.85	4.5	—	—
$4.48	-	$5.55	494,832	$5.10	3.6	234,944	$5.10
$5.56	-	$18.70	76,400	$7.78	3.9	10,928	$14.30
$18.71	-	$19.52	624,000	$18.75	2.4	469,327	$18.75
$19.53	-	$27.48	118,600	$20.30	1.9	118,600	$20.30
$27.49	-	$37.95	67,800	$36.66	0.9	67,800	$36.66
$37.96	-	$45.78	26,700	$39.01	1.0	26,700	$39.01
$45.79	-	$50.20	88,800	$46.28	1.5	88,800	$46.28
$3.85	-	$50.20	1,622,132	$15.62	2.8	1,017,099	$19.86

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
Share Options Outstanding, December 31, 2017

			Outstanding			Exercisable
Exercise Price			At December 31, 2017	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	At December 31, 2017	Weighted Average Exercise Price
$3.85	-	$4.47	125,000	$3.85	4.5	—	—
$4.48	-	$5.55	494,832	$5.10	3.6	234,944	$5.10
$5.56	-	$18.70	76,400	$7.78	3.9	10,928	$14.30
$18.71	-	$19.52	624,000	$18.75	2.4	469,327	$18.75
$19.53	-	$27.48	118,600	$20.30	1.9	118,600	$20.30
$27.49	-	$37.95	67,800	$36.66	0.9	67,800	$36.66
$37.96	-	$45.78	26,700	$39.01	1.0	26,700	$39.01
$45.79	-	$50.20	88,800	$46.28	1.5	88,800	$46.28
$3.85	-	$50.20	1,622,132	$15.62	2.8	1,017,099	$19.86